SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segment information
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2020	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2,3]	$2,952	$1,318	$306	$30	$1	$1,297
Cortez[2]	1,409	543	221	10	4	631
Turquoise Ridge[2,4]	960	391	184	7	3	375
Pueblo Viejo[2]	1,613	511	224	11	(6)	873
Loulo-Gounkoto[2]	1,208	452	267	11	29	449
Kibali	648	223	174	2	5	244
Veladero	333	144	69	—	6	114
Porgera	140	81	25	2	50	(18)
North Mara[2]	571	227	91	—	(1)	254
Bulyanhulu[2]	240	112	72	—	25	31
Other Mines[2]	3,158	1,426	706	19	12	995
Reportable segment total	$13,232	$5,428	$2,339	$92	$128	$5,245
Share of equity investee	(648)	(223)	(174)	(2)	(5)	(244)
Segment total	$12,584	$5,205	$2,165	$90	$123	$5,001
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2019	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2,3]	$1,862	$998	$312	$17	$4	$531
Cortez[2]	1,325	511	240	8	16	550
Turquoise Ridge[2,4]	688	285	140	4	—	259
Pueblo Viejo[2]	1,409	525	196	12	—	676
Loulo-Gounkoto[2]	1,007	456	295	12	6	238
Kibali	505	207	196	3	(9)	108
Veladero	386	208	115	3	3	57
Porgera	403	242	42	2	4	113
North Mara[2]	462	213	97	—	6	146
Bulyanhulu[2]	53	26	19	—	27	(19)
Other Mines[2]	2,122	1,400	535	19	19	149
Reportable segment total	$10,222	$5,071	$2,187	$80	$76	$2,808
Share of equity investee	(505)	(207)	(196)	(3)	9	(108)
Segment total	$9,717	$4,864	$1,991	$77	$85	$2,700
[1]Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31, 2020, accretion expense was $30 million (2019: $53 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income (loss) for the year ended December 31, 2020, for Pueblo Viejo, $660 million, $293 million, $365 million (2019: $566 million, $286 million, $274 million), Nevada Gold Mines, $2,432 million, $1,369 million, $1,036 million (2019: $1,049 million, $704 million, $329 million), North Mara, Bulyanhulu and Buzwagi, $194 million, $114 million, $76 million (2019: $169 million, $125 million, $31 million), Loulo-Gounkoto, $242 million, $144 million, $90 million (2019: $201 million, $150 million, $48 million) and Tongon, $52 million, $39 million, $14 million (2019: $39 million, $41 million, $(2) million).
3On July 1, 2019, Barrick's Goldstrike and Newmont's Carlin mines were contributed to Nevada Gold Mines and are now operated as one segment referred to as Carlin. As a result, the amounts presented represent Goldstrike (including South Arturo) up until June 30, 2019, and the combined results of Carlin (including Goldstrike) thereafter, including non-controlling interest. Refer to note 4.
[4]Barrick owned 75% of Turquoise Ridge up until June 30, 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was accounted for as a joint operation and proportionately consolidated. On July 1, 2019, Barrick's 75% interest in Turquoise Ridge and Newmont's Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines and are now operated as one segment referred to as Turquoise Ridge. The figures presented in this table are based on our 75% interest in Turquoise Ridge until June 30, 2019 and the combined results of Turquoise Ridge (including Twin Creeks) thereafter, including non-controlling interest. Refer to note 4.

Reconciliation of Segment Income to Income Before Income Taxes

For the years ended December 31	2020	2019
Segment income	$5,001	$2,700
Other revenue	11	—
Other cost of sales/amortization[1]	(47)	(56)
Exploration, evaluation and project expenses not attributable to segments	(205)	(265)
General and administrative expenses	(185)	(212)
Other income not attributable to segments	261	3,132
Impairment reversals	269	1,423
Loss on currency translation	(50)	(109)
Closed mine rehabilitation	(90)	(5)
Income from equity investees	288	165
Finance costs, net (includes non-segment accretion)[2]	(317)	(416)
Gain on non-hedge derivatives	10	—
Income before income taxes	$4,946	$6,357
[1]Includes realized hedge losses of $nil (2019: $nil losses).
[2]Includes debt extinguishment losses of $15 million (2019: $3 million losses).
Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2020	As at December 31, 2019
Carlin	$395	$303
Cortez	301	327
Turquoise Ridge	97	125
Pueblo Viejo	228	107
Loulo-Gounkoto	243	198
Kibali	53	43
Veladero	104	95
Porgera	11	50
North Mara	89	57
Bulyanhulu	79	5
Other Mines	337	379
Reportable segment total	$1,937	$1,689
Other items not allocated to segments	184	110
Total	$2,121	$1,799
Share of equity investee	(53)	(43)
Total	$2,068	$1,756
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2020, cash expenditures were $2,054 million (2019: $1,701 million) and the increase in accrued expenditures was $14 million (2019: $55 million increase).

Geographic information
Geographic Information

	Non-current assets		Revenue
	As at December 31, 2020	As at December 31, 2019	2020	2019
United States	$16,233	$16,257	$6,298	$4,190
Mali	4,659	4,660	1,208	1,007
Dominican Republic	4,219	4,181	1,613	1,409
Democratic Republic of Congo	3,278	3,218	—	—
Chile	2,027	2,025	—	—
Zambia	1,720	1,705	697	393
Tanzania	1,703	994	1,214	671
Argentina	1,686	1,571	333	386
Canada	479	500	407	305
Côte d'Ivoire	266	405	508	384
Saudi Arabia	369	296	—	—
Papua New Guinea	347	361	140	403
Peru	186	170	177	279
Australia	—	—	—	290
Unallocated	1,253	1,162	—	—
Total	$38,425	$37,505	$12,595	$9,717